BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
1
The following is a summary of the inputs used to value the Fund's instruments as of December 31, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 96.4%
Basic Materials - 9.3%
700 International Flavors & Fragrances, Inc. $ 73,388
1,800 Newmont Corp. 84,960
760 Nutrien, Ltd. 55,503
300 Packaging Corp. of America 38,373
1,400 Rio Tinto PLC, ADR 99,680
351,904
Capital Goods / Industrials - 5.0%
200 Parker-Hannifin Corp. 58,200
1,300 Raytheon Technologies Corp. 131,196
189,396
Communication Services - 6.0%
5,900 AT&T, Inc. 108,619
2,300 Comcast Corp., Class A 80,431
1,000 Verizon Communications, Inc. 39,400
228,450
Consumer Discretionary - 7.3%
500 Darden Restaurants, Inc. 69,165
400 Genuine Parts Co. 69,404
2,200 Kontoor Brands, Inc. 87,978
400 Lear Corp. 49,608
276,155
Consumer Staples - 6.8%
800 Ingredion, Inc. 78,344
910 Molson Coors Beverage Co., Class B 46,883
200 PepsiCo., Inc. 36,132
2,300 The Kraft Heinz Co. 93,633
254,992
Energy - 10.3%
300 Chevron Corp. 53,847
1,100 ConocoPhillips 129,800
1,800 Equinor ASA, ADR 64,458
3,800 Kinder Morgan, Inc. 68,704
700 Phillips 66 72,856
389,665
Financials - 19.3%
2,000 American International Group, Inc. 126,480
400 Chubb, Ltd. 88,240
1,800 Citigroup, Inc. 81,414
300 CME Group, Inc. 50,448
2,100 Corebridge Financial, Inc. 42,126
1,400 MetLife, Inc. 101,318
600 Northern Trust Corp. 53,094
1,000 Prosperity Bancshares, Inc. 72,680
3,000 Radian Group, Inc. 57,210
1,400 Wells Fargo & Co. 57,806
730,816
Health Care - 14.0%
600 AbbVie, Inc. 96,966
200 Amgen, Inc. 52,528
500 AstraZeneca PLC, ADR 33,900
1,100 Cardinal Health, Inc. 84,557
5,416 Koninklijke Philips NV, ADR 81,186
600 Medtronic PLC 46,632
1,200 Merck & Co., Inc. 133,140
528,909
Real Estate - 3.9%
1,104 Realty Income Corp. REIT 70,027
2,400 VICI Properties, Inc. REIT 77,760
147,787
Technology - 10.4%
1,100 Cisco Systems, Inc. 52,404
1,100 Corning, Inc. 35,134
800 International Business Machines Corp. 112,712
Shares Security Description Value
Technology - 10.4% (continued)
1,300 NetApp, Inc. $ 78,078
200 NXP Semiconductors NV 31,606
300 TE Connectivity, Ltd. 34,440
300 Texas Instruments, Inc. 49,566
393,940
Transportation - 3.0%
4,800 Atlas Corp. 73,632
200 Union Pacific Corp. 41,414
115,046
Utilities - 1.1%
1,000 OGE Energy Corp. 39,550
Total Common Stock (Cost $2,900,716) 3,646,610
Shares Security Description Value
Money Market Fund - 3.1%
115,947 First American Government Obligations
Fund, Class X, 4.10%
(a)
(Cost $115,947) 115,947
Investments, at value - 99.5% (Cost $3,016,663) $ 3,762,557
Other Assets & Liabilities, Net - 0.5% 18,058
Net Assets - 100.0% $ 3,780,615
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2022.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
2
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 3,646,610
Level 2 - Other Significant Observable Inputs 115,947
Level 3 - Significant Unobservable Inputs –
Total $ 3,762,557

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
3
The following is a summary of the inputs used to value the Fund's instruments as of December 31, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
Shares Security Description Value
Common Stock - 97.5%
Basic Materials - 5.6%
1,500 International Flavors & Fragrances, Inc. $ 157,260
1,700 Newmont Corp. 80,240
1,400 Nutrien, Ltd. 102,242
500 Packaging Corp. of America 63,955
403,697
Capital Goods / Industrials - 4.4%
450 Cummins, Inc. 109,030
5,400 nVent Electric PLC 207,738
316,768
Communication Services - 6.7%
6,000 AT&T, Inc. 110,460
6,100 Comcast Corp., Class A 213,317
700 The Walt Disney Co.
(a)
60,816
10,300 Warner Bros Discovery, Inc.
(a)
97,644
482,237
Consumer Discretionary - 7.1%
700 Aptiv PLC
(a)
65,191
1,000 Genuine Parts Co. 173,510
6,700 Kontoor Brands, Inc. 267,933
506,634
Consumer Staples - 5.9%
1,600 Mondelez International, Inc., Class A 106,640
500 PepsiCo., Inc. 90,330
5,600 The Kraft Heinz Co. 227,976
424,946
Energy - 10.5%
2,600 Devon Energy Corp. 159,926
6,200 Kinder Morgan, Inc. 112,096
3,100 Schlumberger, Ltd. 165,726
135 Texas Pacific Land Corp. 316,471
754,219
Financials - 21.4%
2,100 Air Lease Corp. 80,682
1,600 American Express Co. 236,400
3,800 American International Group, Inc. 240,312
3,100 Bank of America Corp. 102,672
600 Berkshire Hathaway, Inc., Class B
(a)
185,340
2,100 BOK Financial Corp. 217,959
1,495 Brookfield Asset Management, Ltd.
(a)
42,862
5,983 Brookfield Corp. 188,225
300 Chubb, Ltd. 66,180
1,000 CME Group, Inc. 168,160
1,528,792
Health Care - 18.2%
400 Amgen, Inc. 105,056
1,200 AstraZeneca PLC, ADR 81,360
950 Becton Dickinson and Co. 241,585
1,700 Cardinal Health, Inc. 130,679
10,200 Koninklijke Philips NV, ADR 152,898
650 Laboratory Corp. of America Holdings 153,062
2,000 Merck & Co., Inc. 221,900
300 Regeneron Pharmaceuticals, Inc.
(a)
216,447
1,302,987
Real Estate - 2.6%
2,934 Realty Income Corp. REIT 186,104
Technology - 10.7%
2,300 Cisco Systems, Inc. 109,572
4,000 Corning, Inc. 127,760
1,200 International Business Machines Corp. 169,068
1,500 NetApp, Inc. 90,090
1,100 NXP Semiconductors NV 173,833
800 TE Connectivity, Ltd. 91,840
762,163
Shares Security Description Value
Transportation - 4.4%
13,800 Atlas Corp. $ 211,692
500 Union Pacific Corp. 103,535
315,227
Total Common Stock (Cost $5,185,350) 6,983,774
Shares Security Description Value
Money Market Fund - 2.2%
157,166 First American Government Obligations
Fund, Class X, 4.10%
(b)
(Cost $157,166) 157,166
Investments, at value - 99.7% (Cost $5,342,516) $ 7,140,940
Other Assets & Liabilities, Net - 0.3% 21,566
Net Assets - 100.0% $ 7,162,506
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2022.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 6,983,774
Level 2 - Other Significant Observable Inputs 157,166
Level 3 - Significant Unobservable Inputs –
Total $ 7,140,940

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
4
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.